REVENUE	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE	REVENUE
An analysis of revenue is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions)	2026	2025	2026	2025
License and other revenue
License revenue - Novartis	$5.3	$15.4	$10.4	$24.7
License revenue - Janssen	56.0	—	56.0	—
License revenue - Related party sublicense	—	20.0	1.6	20.0
Other revenue	0.1	—	0.1	0.1
License and other revenue - total	61.4	35.4	68.1	44.8
Collaboration revenue	326.1	219.7	624.5	405.3
Total revenue	$387.5	$255.1	$692.6	$450.1

An analysis of revenue by geographic area is as follows. The revenue information is based on the locations of the customers.

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions)	2026	2025	2026	2025
License and other revenue
United States of America	$5.3	$15.4	$10.4	$24.7
Outside the United States of America	56.1	20.0	57.7	20.1
Total license and other revenue	$61.4	$35.4	$68.1	$44.8

Collaboration revenue
United States of America	$236.0	$179.2	$452.4	$338.2
Outside the United States of America	90.1	40.5	172.1	67.1
Total collaboration revenue	$326.1	$219.7	$624.5	$405.3

Total revenue	$387.5	$255.1	$692.6	$450.1

An analysis of the timing of transfer of goods or services is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions)	2026	2025	2026	2025
Revenue at a point in time	$382.2	$239.7	$682.2	$425.4
Revenue over time*	5.3	15.4	10.4	24.7
Total revenue	$387.5	$255.1	$692.6	$450.1
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.